SoFi Enhanced Yield ETF
Schedule of Investments
May 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 50.6%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	$9,522,000	$9,505,732
3.88%, 01/15/2026	8,498,000	8,482,248
TOTAL U.S. TREASURY SECURITIES (Cost $17,989,380)		17,987,980

SHORT-TERM INVESTMENTS - 47.5%	Shares
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.23% (a)	134,015	134,015

U.S. Treasury Bills - 47.1%	Par
4.14%, 08/14/2025 (b)	$1,254,000	1,243,264
4.12%, 11/28/2025 (b)	15,845,000	15,516,924
		16,760,188
TOTAL SHORT-TERM INVESTMENTS (Cost $16,907,850)		16,894,203

TOTAL INVESTMENTS - 98.1% (Cost $34,897,230)		34,882,183
Other Assets in Excess of Liabilities - 1.9%		659,448
TOTAL NET ASSETS - 100.0%		$35,541,631
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(b)	The rate shown is the annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

SoFi Enhanced Yield ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$17,987,980	$–	$17,987,980
Money Market Funds	134,015	–	–	134,015
U.S. Treasury Bills	–	16,760,188	–	16,760,188
Total Investments	$134,015	$34,748,168	$–	$34,882,183